                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-4997

Exact name of registrant as specified in charter:             Delaware Group Equity Funds V

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      November 30

Date of reporting period:                                     May 30, 2004


Item 1.  Reports to Stockholders




                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)


VALUE-EQUITY

SEMIANNUAL REPORT MAY 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE DIVIDEND INCOME FUND







[LOGO OMITTED] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

----------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                               1

  Statement of Operations                               6

  Statements of Changes in Net Assets                   7

  Financial Highlights                                  8

  Notes to Financial Statements                        13
----------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                         DELAWARE DIVIDEND INCOME FUND
   OF NET ASSETS                                  May 31, 2004 (Unaudited)

                                                      Number of       Market
                                                        Shares     Value (U.S.$)

COMMON STOCK - 53.99%
Aerospace & Defense - 1.01%
   Goodrich (B.F.)                                      38,200       $1,070,746
                                                                     ----------
                                                                      1,070,746
                                                                     ----------
Banking, Finance & Insurance - 8.45%
   Bank of America                                      14,618        1,215,194
   Friedman Billings Ramsey Group Class A               38,725          755,138
   JP Morgan Chase                                      41,000        1,510,440
   MBNA                                                 63,300        1,607,820
   Mellon Financial                                     41,700        1,227,648
   Morgan Stanley                                       25,000        1,337,750
   US Bancorp                                           45,000        1,264,500
                                                                     ----------
                                                                      8,918,490
                                                                     ----------
Chemicals - 1.26%
   Dow Chemical                                         33,400        1,332,660
                                                                     ----------
                                                                      1,332,660
                                                                     ----------
 Computers & Technology - 3.16%
   Intel                                                41,500        1,184,825
  +Intuit                                               26,200        1,026,516
   Pitney Bowes                                         25,400        1,125,982
                                                                     ----------
                                                                      3,337,323
                                                                     ----------
Consumer Products - 1.28%
   Clorox                                               25,800        1,350,888
                                                                     ----------
                                                                      1,350,888
                                                                     ----------
Electronics & Electrical Equipment - 2.58%
   Emerson Electric                                     18,700        1,116,390
   General Electric                                     42,700        1,328,824
  +Solectron                                            50,968          280,324
                                                                     ----------
                                                                      2,725,538
                                                                     ----------
Energy - 3.97%
   ChevronTexaco                                        10,500          949,200
   Exxon Mobil                                          32,900        1,422,925
   Kerr-McGee                                           36,800        1,812,400
                                                                     ----------
                                                                      4,184,525
                                                                     ----------
Food, Beverage & Tobacco - 3.68%
   Anheuser-Busch                                       23,300        1,241,191
   General Mills                                        20,900          962,445
   PepsiCo                                              31,500        1,681,155
                                                                     ----------
                                                                      3,884,791
                                                                     ----------
Healthcare & Pharmaceuticals - 5.71%
   Gladstone Capital                                    50,000        1,005,000
   Merck                                                27,400        1,296,020
   Pfizer                                               39,500        1,395,930
  +Tenet Healthcare                                    100,500        1,197,960
   Wyeth                                                31,500        1,134,000
                                                                     ----------
                                                                      6,028,910
                                                                     ----------
Leisure, Lodging & Entertainment - 1.12%
   Starwood Hotels & Resorts Worldwide                  28,000        1,181,040
                                                                     ----------
                                                                      1,181,040
                                                                     ----------
Metals & Mining - 1.28%
   Alcoa                                                43,100        1,349,030
                                                                     ----------
                                                                      1,349,030
                                                                     ----------

                                                       Number of      Market
                                                        Shares     Value (U.S.$)

COMMON STOCK (continued)
Packaging & Containers - 1.04%
   Packaging Corp of America                            46,700      $ 1,097,450
                                                                    -----------
                                                                      1,097,450
                                                                    -----------
Paper & Forest Products - 1.96%
   International Paper                                  21,700          909,881
   Weyerhaeuser                                         19,100        1,155,168
                                                                    -----------
                                                                      2,065,049
                                                                    -----------
REITs - 14.01%
   American Home Mortgage Investment                    34,900          889,950
   Apartment Investment & Management                    20,000          577,600
   BRE Properties Class A                               42,100        1,456,660
   CarrAmerica Realty                                   39,300        1,152,276
   CBL & Associates Properties                           8,200          437,224
   Crescent Real Estate Equities                        53,000          890,400
   Developers Diversified Realty                        12,100          416,119
   Duke Realty                                          22,400          724,864
   Equity Office Properties Trust                       31,300          843,535
   Federal Realty Investment Trust                      21,400          853,860
 +*Fieldstone Investments 144A                          20,000          345,000
   First Potomac Realty Trust                           38,500          716,100
   Government Properties Trust                           4,100           42,640
   Hersha Hospitality Trust                             49,100          489,036
   Liberty Property Trust                               15,800          630,262
 +*Medical Properties Trust 144A                        11,300          113,000
   Prentiss Properties Trust                            27,400          904,200
   Rouse                                                22,800        1,040,820
   Simon Property Group                                 17,700          912,789
  +Sunset Financial                                     43,600          454,748
   Vornado Realty Trust                                 16,200          885,330
                                                                    -----------
                                                                     14,776,413
                                                                    -----------
Telecommunications - 1.17%
   Alltel                                               24,400        1,235,372
                                                                    -----------
                                                                      1,235,372
                                                                    -----------
Utilities - 2.31%
   Duke Energy                                          60,500        1,206,370
   FPL Group                                            19,400        1,236,750
                                                                    -----------
                                                                      2,443,120
                                                                    -----------
TOTAL COMMON STOCK (cost $57,541,079)                                56,981,345
                                                                    -----------
                                                     Principal
                                                  Amount (U.S.$)
CORPORATE BONDS - 23.19%
Aerospace & Defense - 0.15%
   Armor Holdings 8.25% 8/15/13                    $   145,000          155,513
                                                                    -----------
                                                                        155,513
                                                                    -----------
Automobiles & Automotive Parts - 0.50%
   Advanced Accessory Systems
      10.75% 6/15/11                                   185,000          186,850
   Collins & Aikman Products
      10.75% 12/31/11                                  150,000          150,000
      11.50% 4/15/06                                   195,000          190,125
                                                                    -----------
                                                                        526,975
                                                                    -----------

STATEMENT                                         DELAWARE DIVIDEND INCOME FUND
   OF NET ASSETS (CONTINUED)

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

CORPORATE BONDS (continued)
Banking, Finance & Insurance - 0.85%
  *Farmers Exchange Capital 144A
      7.20% 7/15/48                                 $  227,000       $  211,564
  *LaBranche & Company 144A
      11.00% 5/15/12                                   235,000          240,875
   Midland Funding II 11.75% 7/23/05                   117,305          121,410
  *Sheridan Acquisition 144A
      10.25% 8/15/11                                   246,000          259,530
  *UGS 144A 10.00% 6/1/12                               65,000           68,575
                                                                     ----------
                                                                        901,954
                                                                     ----------
Building & Materials - 0.26%
  *Lone Star Industries 144A 8.85% 6/15/05             161,000          168,261
   Standard-Pacific 7.75% 3/15/13                      110,000          110,000
                                                                     ----------
                                                                        278,261
                                                                     ----------
Business Services - 0.14%
   Brickman Group 11.75% 12/15/09                      130,000          148,850
                                                                     ----------
                                                                        148,850
                                                                     ----------
Cable, Media & Publishing - 1.58%
   American Media Operation
      10.25% 5/1/09                                    220,000          229,350
  *Charter Communications Operating
      144A 8.00% 4/30/12                               405,000          396,900
   CSC Holdings 10.50% 5/15/16                         325,000          368,063
  *Echostar DBS 144A 5.75% 10/1/08                     255,000          250,538
   Lodgenet Entertainment 9.50% 6/15/13                390,000          427,049
                                                                     ----------
                                                                      1,671,900
                                                                     ----------
Chemicals - 0.75%
   Huntsman International 9.875% 3/1/09                140,000          151,900
   Lyondell Chemical 9.875% 5/1/07                     200,000          209,500
  *Nalco 144A 7.75% 11/15/11                           215,000          225,750
   Resolution Performance Products
      8.00% 12/15/09                                   195,000          201,338
                                                                     ----------
                                                                        788,488
                                                                     ----------
Computers & Technology - 0.99%
   Activant Solutions 10.50% 6/15/11                   275,000          290,125
   Amkor Technology 9.25% 2/15/08                      335,000          354,262
   Fairchild Semiconductor 10.50% 2/1/09               235,000          257,913
  *Stratus Technologies 144A
      10.375% 12/1/08                                  140,000          137,900
                                                                     ----------
                                                                      1,040,200
                                                                     ----------
Consumer Products - 0.13%
  *Samsonite 144A 8.875% 6/1/11                        135,000          137,025
                                                                     ----------
                                                                        137,025
                                                                     ----------
Consumer Services - 0.57%
   Alderwoods Group 12.25% 1/2/09                      210,000          233,100
   Corrections Corporation of America
      7.50% 5/1/11                                      40,000           40,600
      9.875% 5/1/09                                     25,000           27,750
  *Service Corp International 144A
      6.75% 4/1/16                                     330,000          303,600
                                                                     ----------
                                                                        605,050
                                                                     ----------

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

CORPORATE BONDS (continued)
Energy - 1.81%
  *Chesapeake Energy 144A 7.50% 6/15/14             $  240,000       $  249,000
  *Dynegy Holdings 144A 10.125% 7/15/13                158,000          168,270
   El Paso Natural Gas 7.625% 8/1/10                   100,000          101,500
   El Paso Production Holding 7.75% 6/1/13             255,000          242,250
  *Hilcorp Energy 144A 10.50% 9/1/10                   235,000          257,913
   Hornbeck Offshore Services
      10.625% 8/1/08                                   280,000          306,600
  *KCS Energy 144A 7.125% 4/1/12                       265,000          259,700
   Sonat 6.875% 6/1/05                                 150,000          150,000
   Tennessee Gas Pipeline 8.375% 6/15/32               185,000          179,450
                                                                     ----------
                                                                      1,914,683
                                                                     ----------
Environmental Services - 0.34%
   IESI 10.25% 6/15/12                                 331,000          359,135
                                                                     ----------
                                                                        359,135
                                                                     ----------
Food, Beverage & Tobacco - 2.31%
   B&G Foods 9.625% 8/1/07                             335,000          342,538
   Chiquita Brands 10.56% 3/15/09                      300,000          327,375
  *Commonwealth Brands 144A
      10.625% 9/1/08                                   190,000          196,650
   Constellation 8.125% 1/15/12                        245,000          258,475
  *Gold Kist 144A 10.25% 3/15/14                       260,000          273,000
   Hines Nurseries 10.25% 10/1/11                      155,000          165,850
  *Le-Natures 144A 9.50% 6/15/13                       290,000          297,250
   National Beef Packing 10.50% 8/1/11                  90,000           96,750
   PPC Escrow 9.25% 11/15/13                           160,000          167,200
  *Standard Commercial 144A
      8.00% 4/15/12                                    300,000          307,500
                                                                     ----------
                                                                      2,432,588
                                                                     ----------
Healthcare & Pharmaceuticals - 0.56%
  *Curative Health Services 144A
      10.75% 5/1/11                                    120,000          117,600
   Province Healthcare 7.50% 6/1/13                    280,000          270,200
  *VWR International 144A 8.00% 4/15/14                200,000          201,500
                                                                     ----------
                                                                        589,300
                                                                     ----------
Industrial Machinery - 0.24%
  *Aearo Company 144A 8.25% 4/15/12                    110,000          111,650
  *MAAX 144A 9.75% 6/15/12                             135,000          139,050
                                                                     ----------
                                                                        250,700
                                                                     ----------
Leisure, Lodging & Entertainment - 3.35%
   Ameristar Casinos 10.75% 2/15/09                    295,000          337,775
  *Aztar 144A 7.875% 6/15/14                           310,000          312,325
   Boyd Gaming 9.25% 8/1/09                            230,000          252,425
   Caesars Entertainment 9.375% 2/15/07                 80,000           87,200
   Hard Rock Hotel 8.875% 6/1/13                       190,000          192,850
   Herbst Gaming 10.75% 9/1/08                         231,000          266,805
  *Herbst Gaming 144A 8.125% 6/1/12                    285,000          287,138
   Mandalay Resort 10.25% 8/1/07                        35,000           39,375
   Penn National Gaming 8.875% 3/15/10                 535,000          575,124
   Royal Caribbean Cruise 7.25% 3/15/18                315,000          302,400
   Station Casinos 6.50% 2/1/14                         85,000           79,688
  *Warner Music Group 144A 7.375% 4/15/14              415,000          406,699
   Wheeling Island Gaming 10.125% 12/15/09             375,000          396,563
                                                                     ----------
                                                                      3,536,367
                                                                     ----------

STATEMENT                                         DELAWARE DIVIDEND INCOME FUND
   OF NET ASSETS (CONTINUED)

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

CORPORATE BONDS (continued)
Metals & Mining - 0.25%
   AK Steel 7.75% 6/15/12                           $  171,000       $  150,480
  *Autocam 144A 10.875% 6/15/14                        120,000          118,500
                                                                     ----------
                                                                        268,980
                                                                     ----------
Packaging & Containers - 1.00%
   AEP Industries 9.875% 11/15/07                      160,000          164,000
   Pliant 11.125% 9/1/09                               130,000          138,450
  *Port Townsend 144A 11.00% 4/15/11                   255,000          252,450
  *Portola Packaging 144A 8.25% 2/1/12                 255,000          214,200
   Radnor Holdings 11.00% 3/15/10                      165,000          142,725
  *Radnor Holdings 144A 7.92% 4/15/09                  140,000          140,700
                                                                     ----------
                                                                      1,052,525
                                                                     ----------
Paper & Forest Products - 1.41%
   Bowater 9.00% 8/1/09                                375,000          407,978
   Buckeye Technologies 8.00% 10/15/10                 285,000          266,475
   Fort James 7.75% 11/15/23                           485,000          499,550
   Potlatch 12.50% 12/1/09                             265,000          318,578
                                                                     ----------
                                                                      1,492,581
                                                                     ----------
REITs - 1.11%
   BF Saul 7.50% 3/1/14                                265,000          261,688
   Felcor Lodging 10.00% 9/15/08                       250,000          268,125
   Tanger Properties
      7.875% 10/24/04                                  450,000          456,749
      9.125% 2/15/08                                   163,000          179,708
                                                                     ----------
                                                                      1,166,270
                                                                     ----------
Retail - 0.91%
  *O'Charleys 144A 9.00% 11/1/13                       190,000          195,700
   Office Depot 10.00% 7/15/08                         182,000          211,120
   Petco Animal Supplies 10.75% 11/1/11                167,000          189,545
   Remington Arms 10.50% 2/1/11                        180,000          174,600
  *VICORP Restaurants 144A 10.50% 4/15/11              190,000          189,050
                                                                     ----------
                                                                        960,015
                                                                     ----------
Telecommunications - 1.49%
   Alaska Communications Systems Holdings
      9.875% 8/15/11                                   195,000          199,875
   Centennial Cellular Operating
      10.125% 6/15/13                                  230,000          235,750
   Cincinnati Bell 8.375% 1/15/14                      300,000          270,000
   Citizens Communications 8.50% 5/15/06                90,000           96,116
   Nextel Communications 7.375% 8/1/15                 320,000          324,000
   Northern Telecom Capital 7.875% 6/15/26             290,000          252,300
   PanAmSat 8.50% 2/1/12                               170,000          191,250
                                                                     ----------
                                                                      1,569,291
                                                                     ----------
Textiles, Apparel & Furniture - 0.23%
   Warnaco 8.875% 6/15/13                              230,000          244,375
                                                                     ----------
                                                                        244,375
                                                                     ----------
Transportation & Shipping - 0.47%
   Kansas City Southern Railway
      9.50% 10/1/08                                    175,000          191,625
   Overseas Shipholding Group
      8.25% 3/15/13                                    125,000          134,531
   Seabulk International 9.50% 8/15/13                 164,000          169,125
                                                                     ----------
                                                                        495,281
                                                                     ----------

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

CORPORATE BONDS (continued)
Utilities - 1.79%
   Avista 9.75% 6/1/08                             $   178,000       $  211,927
  *Calpine Corporate 144A 8.75% 7/15/13                 30,000           25,125
  *Calpine Generating 144A 7.00% 4/1/10                290,000          278,400
   Cogentrix Energy 8.75% 10/15/08                     200,000          208,500
   Elwood Energy 8.159% 7/5/26                          82,390           83,213
   Midwest Generation 8.30% 7/2/09                     165,000          165,000
  *Midwest Generation 144A 8.75% 5/1/34                205,000          202,950
  *Nevada Power Company 144A
     6.50% 4/15/12                                     210,000          198,975
  *NRG Energy 144A 8.00% 12/15/13                      200,000          200,500
   PSEG Energy Holdings 7.75% 4/16/07                  154,000          160,930
   Reliant Energy 9.50% 7/15/13                        140,000          149,100
                                                                     ----------
                                                                      1,884,620
                                                                     ----------
TOTAL CORPORATE BONDS (cost $24,734,330)                             24,470,927
                                                                     ----------
CONVERTIBLE BONDS - 7.83%
Banking, Finance & Insurance - 1.10%
   PMI Group 2.50% 7/15/21                           1,000,000        1,161,250
                                                                     ----------
                                                                      1,161,250
                                                                     ----------
Cable, Media & Publishing - 1.20%
   Mediacom Communications
     5.25% 7/1/06                                    1,000,000          952,500
   Quebecor World USA 6.00% 10/1/07                    300,000          312,375
                                                                     ----------
                                                                      1,264,875
                                                                     ----------
Computers & Technology - 1.20%
*++ON Semiconductor 144A 9.815% 4/15/24              1,500,000        1,273,125
                                                                     ----------
                                                                      1,273,125
                                                                     ----------
Consumer Services - 0.47%
   Fluor 1.50% 2/15/24                                 500,000          495,000
                                                                     ----------
                                                                        495,000
                                                                     ----------
Electronics & Electrical Equipment - 0.22%
  *Solectron 144A 0.50% 2/15/34                        275,000          231,688
                                                                     ----------
                                                                        231,688
                                                                     ----------
Healthcare & Pharmaceuticals - 0.94%
   Wyeth 0.716% 1/15/24                              1,000,000          990,000
                                                                     ----------
                                                                        990,000
                                                                     ----------
Leisure, Lodging & Entertainment - 0.38%
  *Regal Entertainment 144A 3.75% 5/15/08              350,000          403,375
                                                                     ----------
                                                                        403,375
                                                                     ----------
Metals & Mining - 0.90%
  *Apex Silver Mines 144A
     2.875% 3/15/24                                  1,000,000          950,000
                                                                     ----------
                                                                        950,000
                                                                     ----------
REITs- 0.11%
   Meristar Hospitality 9.50% 4/1/10                   100,000          119,875
                                                                     ----------
                                                                        119,875
                                                                     ----------
Retail - 0.89%
  *Saks 144A 2.00% 3/15/24                             925,000          935,406
                                                                     ----------
                                                                        935,406
                                                                     ----------

STATEMENT                                         DELAWARE DIVIDEND INCOME FUND
   OF NET ASSETS (CONTINUED)

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

CONVERTIBLE BONDS (continued)
Utilities - 0.42%
   CenterPoint Energy 3.75%
      3.75% 5/15/23                                 $  400,000       $  442,000
                                                                     ----------
                                                                        442,000
                                                                     ----------
TOTAL CONVERTIBLE BONDS (cost $8,410,660)                             8,266,594
                                                                     ----------
                                                      Number of
                                                       Shares
CONVERTIBLE PREFERRED STOCK - 5.35%
Automobiles & Automotive Parts - 0.69%
   General Motors 5.25%                                 30,000          729,600
                                                                     ----------
                                                                        729,600
                                                                     ----------
Banking, Finance & Insurance - 0.72%
   Chubb 7.00%                                          20,000          555,800
   XL Capital 6.50%                                      8,000          200,320
                                                                     ----------
                                                                        756,120
                                                                     ----------
Cable, Media & Publishing - 1.09%
   Interpublic Group 5.375%                             22,000        1,157,640
                                                                     ----------
                                                                      1,157,640
                                                                     ----------
Energy - 0.44%
   Chesapeake Energy 6.00%                               6,500          466,375
                                                                     ----------
                                                                        466,375
                                                                     ----------
Food, Beverage & Tobacco - 0.56%
   Constellation Brands 5.75%                           18,200          586,222
                                                                     ----------
                                                                        586,222
                                                                     ----------
Paper & Forest Products - 0.76%
   Temple-Inland 7.50%                                  14,000          801,360
                                                                     ----------
                                                                        801,360
                                                                     ----------
Telecommunications - 1.09%
   Lucent 7.75%                                          1,000        1,146,690
                                                                     ----------
                                                                      1,146,690
                                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCK
   (cost $5,867,842)                                                  5,644,007
                                                                     ----------

PREFERRED STOCK - 3.05%
Energy - 0.20%
   Chesapeake Energy 5.00%                               2,000          210,000
                                                                     ----------
                                                                        210,000
                                                                     ----------
Leisure, Lodging & Entertainment - 0.57%
   WestCoast Hospital 9.50%                             24,000          606,720
                                                                     ----------
                                                                        606,720
                                                                     ----------
REITs - 2.12%
   Equity Inns Series B 8.75%                           18,300          457,500
   LaSalle Hotel Properties 10.25%                      29,700          795,662
   Ramco-Gershenson Properties 9.50%                    15,700          416,443
   SL Green Realty 7.625%                               23,000          566,375
                                                                     ----------
                                                                      2,235,980
                                                                     ----------
Utilities - 0.16%
   Public Service Enterprise Group 10.25%                2,400          138,600
   TNP Enterprises PIK 14.50%                              270           31,033
                                                                     ----------
                                                                        169,633
                                                                     ----------
TOTAL PREFERRED STOCK (cost $3,285,534)                               3,222,333
                                                                     ----------

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

FOREIGN BONDS - 1.89%
Canada - 0.69%
   Abitibi-Consolidated 6.95% 12/15/06              $  245,000       $  252,093
  *Ainsworth Lumber 144A 6.75% 3/15/14                 135,000          125,213
  *Hollinger 144A 11.875% 3/1/11                       110,000          125,538
   Rogers Cablesystems 10.00% 3/15/05                  210,000          221,549
                                                                     ----------
                                                                        724,393
                                                                     ----------
Cayman Islands - 0.17%
   Bluewater Finance 10.25% 2/15/12                    168,000          173,040
                                                                     ----------
                                                                        173,040
                                                                     ----------
France - 0.23%
  *Rhodia 144A 8.875% 6/1/11                           320,000          246,400
                                                                     ----------
                                                                        246,400
                                                                     ----------
Ireland - 0.08%
   Smurfit Capital Funding 7.50% 11/20/25               95,000           87,638
                                                                     ----------
                                                                         87,638
                                                                     ----------
Marshall Islands - 0.15%
   OMI 7.625% 12/1/13                                  165,000          160,875
                                                                     ----------
                                                                        160,875
                                                                     ----------
Norway - 0.10%
   Petroleum Geo-Services 8.00% 11/5/06                105,000          107,100
                                                                     ----------
                                                                        107,100
                                                                     ----------
Sweden - 0.20%
   Stena 9.625% 12/1/12                                190,000          213,750
                                                                     ----------
                                                                        213,750
                                                                     ----------
United Kingdom - 0.07%
  *Inmarsat Finance 144A 7.625% 6/30/12                 70,000           69,475
                                                                     ----------
                                                                         69,475
                                                                     ----------
Virgin Islands - 0.20%
   Chippac International 12.75% 8/1/09                 190,000          208,050
                                                                     ----------
                                                                        208,050
                                                                     ----------
TOTAL FOREIGN BONDS (cost $2,028,754)                                 1,990,721
                                                                     ----------
                                                      Number of
                                                        Shares
EXCHANGE TRADED FUNDS - 0.99%
   Ishares Dow Jones U.S. Real Estate Index             10,500        1,044,120
                                                                      ---------
TOTAL EXCHANGE TRADED FUNDS
   (cost $1,082,921)                                                  1,044,120
                                                                      ---------

WARRANTS - 0.00%
 +*Solutia 144A                                             12                0
                                                                      ---------
TOTAL WARRANTS (cost $1,021)                                                  0
                                                                      ---------

STATEMENT                                         DELAWARE DIVIDEND INCOME FUND
   OF NET ASSETS (CONTINUED)

                                                    Principal          Market
                                                  Amount (U.S.$)   Value (U.S.$)

REPURCHASE AGREEMENTS - 5.29%
  With BNP Paribas 0.98% 6/1/04
   (dated 5/28/04, to be repurchased
   at $2,180,237 collateralized by
   $1,638,000 U.S. Treasury Bills
   due 11/4/04, market value $1,629,411,
   and $599,000 U.S. Treasury Bills
   due 11/26/04, market
   value $594,790)                                 $2,180,000       $2,180,000
  With J.P. Morgan Securities
   0.92% 6/1/04 (dated 5/28/04, to
   be repurchased at $1,597,163
   collateralized by $1,597,000
   U.S. Treasury Notes 2.875%
   due 6/30/04, market value $1,619,325,
   and $10,000 U.S. Treasury Notes 4.75%
   due 11/15/08, market value $10,004)              1,597,000        1,597,000
  With UBS Warburg 0.97% 6/1/04
   (dated 5/28/04, to be repurchased
   at $1,810,195 collateralized by
   $532,000 U.S. Treasury Notes 3.25%
   due 5/31/04, market value $540,852,
   $532,000 U.S. Treasury Notes 10.75%
   due 8/15/05, market value $605,015,
   $111,000 U.S. Treasury Notes 7.00%
   due 7/15/06, market value $124,075,
   and $532,000 U.S. Treasury Notes 5.625%
   due 5/15/08, market value $577,070)              1,810,000        1,810,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
 (cost $5,587,000)                                                   5,587,000
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 101.58%
 (cost $108,539,141)                                               107,207,048
LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS - (1.58%)                                             (1,669,965)
                                                                  ------------
NET ASSETS APPLICABLE TO 10,181,630 SHARES
 OUTSTANDING - 100.00%                                            $105,537,083
                                                                  ============

Net Asset Value - Delaware Dividend Income
 Fund Class A
 ($49,341,929 / 4,759,272 Shares)                                       $10.37
                                                                        ------
Net Asset Value - Delaware Dividend Income
 Fund Class B
 ($15,980,719 / 1,542,126 Shares)                                       $10.36
                                                                        ------
Net Asset Value - Delaware Dividend Income
 Fund Class C
 ($35,920,437 / 3,466,248 Shares)                                       $10.36
                                                                        ------
Net Asset Value - Delaware Dividend Income
 Fund Class R
 ($178,612 / 17,234 Shares)                                             $10.36
                                                                        ------
Net Asset Value - Delaware Dividend Income
 Fund Institutional Class
 ($4,115,386 / 396,750 Shares)                                          $10.37
                                                                        ------

COMPONENTS OF NET ASSETS AT MAY 31, 2004:
Shares of beneficial interest
 (unlimited authorization - no par)                               $106,332,648
Undistributed net investment income                                    399,851
Accumulated net realized gain on investments                           136,677
Net unrealized depreciation of investments                          (1,332,093)
                                                                  ------------
Total net assets                                                  $105,537,083
                                                                  ============

* Securities exempt from registration under 144A of the Securities Act of 1933. See Note 7 in "Notes to Financial Statements."

+ Non-income producing security for the period ended May 31, 2004.

++Step coupon bond.

SUMMARY OF ABBREVIATIONS:
PIK - Pay-in-kind
REITs - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE DIVIDEND INCOME FUND
Net asset value Class A (A)                                             $10.37
Sales charge (5.75% of offering price, or 6.08% of
 the amount invested per share) (B)                                       0.63
                                                                        ------
Offering price                                                          $11.00
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                             DELAWARE DIVIDEND INCOME FUND
   OF OPERATIONS                      Six Months Ended May 31, 2004 (Unaudited)




INVESTMENT INCOME:
 Dividends                                                $763,346
 Interest                                                  586,332  $1,349,678
                                                         ---------  ----------
EXPENSES:
 Management fees                                           202,967
 Distribution expenses-- Class A                            40,319
 Distribution expenses-- Class B                            44,882
 Distribution expenses-- Class C                           103,721
 Distribution expenses-- Class R                               235
 Registration fees                                          38,068
 Dividend disbursing and transfer agent fees
  and expenses                                              26,429
 Reports and statements to shareholders                     11,840
 Accounting and administration expenses                      7,962
 Custodian fees                                              5,166
 Legal and professional fees                                 2,995
 Trustees' fees                                              1,430
 Other                                                         951     486,965
                                                          --------
 Less expenses absorbed or waived                                      (64,726)
 Less waiver of distribution expenses-- Class A                         (6,720)
 Less expenses paid indirectly                                            (991)
                                                                    ----------
 Total expenses                                                        414,528
                                                                    ----------
NET INVESTMENT INCOME                                                  935,150
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                      245,797
 Net change in unrealized appreciation/depreciation of
  investments                                                       (1,718,924)
                                                                    ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (1,473,127)
                                                                    ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 ($537,977)
                                                                    ==========

See accompanying notes

STATEMENTS                                        DELAWARE DIVIDEND INCOME FUND
   OF CHANGES IN NET ASSETS



                                                        Six Months      Year
                                                           Ended       Ended
                                                          5/31/04     11/30/03
                                                        (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                  $  935,150   $ 195,849
 Net realized gain on investments                          245,797     115,690
 Net change in unrealized appreciation/depreciation
  of investments                                        (1,718,924)    433,193
                                                      ------------ -----------
Net increase (decrease) in net assets resulting
 from operations                                          (537,977)    744,732
                                                      ------------ -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A                                                 (399,676)        (83)
  Class B                                                 (104,213)         --
  Class C                                                 (241,541)         --
  Class R                                                   (1,353)         --
  Institutional Class                                      (84,959)   (172,891)

 Net realized gain on investments:
  Class A                                                  (32,120)         --
  Class B                                                  (11,519)         --
  Class C                                                  (24,930)         --
  Class R                                                      (10)         --
  Institutional Class                                      (13,041)         --
                                                      ------------ -----------
                                                          (913,362)   (172,974)
                                                      ------------ -----------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                               46,421,956   5,863,682
  Class B                                               14,276,441   2,117,277
  Class C                                               32,937,834   4,302,013
  Class R                                                  179,949       3,010
  Institutional Class                                       82,571      15,207

Net asset value of shares issued upon reinvestment
 of dividends and distributions:
  Class A                                                  327,275          83
  Class B                                                   94,454          --
  Class C                                                  195,550          --
  Class R                                                    1,363          --
  Institutional Class                                       96,646     172,891
                                                      ------------ -----------
                                                        94,614,039  12,474,163
                                                      ------------ -----------
 Cost of shares repurchased:
  Class A                                               (2,506,857)    (98,673)
  Class B                                                 (311,670)    (12,463)
  Class C                                                 (974,814)       (989)
  Institutional Class                                          (15)        (15)
                                                      ------------ -----------
                                                        (3,793,356)   (112,140)
                                                      ------------ -----------
Increase in net assets derived from capital share
 transactions                                           90,820,683  12,362,023
                                                      ------------ -----------
NET INCREASE IN NET ASSETS                              89,369,344  12,933,781

NET ASSETS:
 Beginning of period                                    16,167,739   3,233,958
                                                      ------------ -----------
 End of period (including undistributed net
  investment income of $399,851 and $191,505,
   respectively)                                      $105,537,083 $16,167,739
                                                      ============ ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                            Delaware Dividend Income Fund Class A

                                                             Six Months
                                                                Ended                           Year Ended
                                                             5/31/04(2)  11/30/03    11/30/02(1)    11/30/01  11/30/00   11/30/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.210      $9.030       $9.230      $9.600     $9.430     $10.160

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.177       0.450        0.429       0.405      0.403       0.431
Net realized and unrealized gain (loss) on investments          0.224       1.213       (0.196)     (0.041)     0.285      (0.156)
                                                             --------    --------     --------    --------    -------     -------
Total from investment operations                                0.401       1.663        0.233       0.364      0.688       0.275
                                                             --------    --------     --------    --------    -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.207)     (0.483)      (0.433)     (0.400)    (0.420)     (0.620)
Net realized gain on investments                               (0.034)         --           --      (0.334)    (0.098)     (0.385)
                                                             --------    --------     --------    --------    -------     -------
Total dividends and distributions                              (0.241)     (0.483)      (0.433)     (0.734)    (0.518)     (1.005)
                                                             --------    --------     --------    --------    -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.370     $10.210       $9.030      $9.230     $9.600     $ 9.430
                                                             ========    ========     ========    ========    =======     =======

TOTAL RETURN(4)                                                 3.93%      19.45%        2.58%       3.87%      7.66%       3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $49,342      $5,821           $1         $--        $24         $22
Ratio of expenses to average net assets                         1.00%       0.79%        0.75%       0.75%      0.75%       0.75%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly             1.26%       2.05%        1.30%       1.05%      1.24%       1.17%
Ratio of net investment income to average net assets            3.36%       4.69%        4.71%       4.38%      4.22%       4.46%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.10%       3.43%        4.16%       4.08%      3.73%       4.03%
Portfolio turnover                                               119%        212%         188%         89%        41%         42%

(1) As required, effective December 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Delaware Dividend Income Fund Class B

                                                            Six Months             10/1/03(1)
                                                              Ended                   to
                                                            5/31/04(2)              11/30/03
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.200                 $ 9.950

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.138                   0.051
Net realized and unrealized gain on investments                 0.221                   0.199
                                                             --------                --------
Total from investment operations                                0.359                   0.250
                                                             --------                --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.165)                     --
Net realized gain on investments                               (0.034)                     --
                                                             --------                --------
Total dividends and distributions                              (0.199)                     --
                                                             --------                --------

NET ASSET VALUE, END OF PERIOD                                $10.360                 $10.200
                                                             ========                ========

Total return(4)                                                 3.51%                   2.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,981                  $2,125
Ratio of expenses to average net assets                         1.75%                   1.75%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly       1.96%                   4.10%
Ratio of net investment income to average net assets            2.61%                   3.65%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       2.40%                   1.30%
Portfolio turnover                                               119%                    212%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Dividend Income Fund Class C

                                                             Six Months             10/1/03(1)
                                                                Ended                    to
                                                              5/31/04(2)             11/30/03
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.200                 $ 9.950

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.138                   0.051
Net realized and unrealized gain on investments                 0.221                   0.199
                                                             --------                --------
Total from investment operations                                0.359                   0.250
                                                             --------                --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.165)                     --
Net realized gain on investments                               (0.034)                     --
                                                             --------                --------
Total dividends and distributions                              (0.199)                     --
                                                             --------                --------

NET ASSET VALUE, END OF PERIOD                                $10.360                 $10.200
                                                             ========                ========

TOTAL RETURN(4)                                                 3.51%                   2.51%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,920                  $4,341
Ratio of expenses to average net assets                         1.75%                   1.75%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly             1.96%                   4.10%
Ratio of net investment income to average net assets            2.61%                   3.65%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       2.40%                   1.30%
Portfolio turnover                                               119%                    212%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                           Delaware Dividend Income Fund Class R

                                                             Six Months              10/1/03(1)
                                                                Ended                    to
                                                              5/31/04(2)              11/30/03
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.220                 $ 9.950

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.158                   0.056
Net realized and unrealized gain on investments                 0.212                   0.214
                                                             --------                --------
Total from investment operations                                0.370                   0.270
                                                             --------                --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.196)                     --
Net realized gain on investments                               (0.034)                     --
                                                             --------                --------
Total dividends and distributions                              (0.230)                     --
                                                             --------                --------

NET ASSET VALUE, END OF PERIOD                                $10.360                 $10.220
                                                             ========                ========

TOTAL RETURN(4)                                                 3.62%                   2.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $179                      $3
Ratio of expenses to average net assets                         1.35%                   1.35%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly             1.56%                   3.70%
Ratio of net investment income to average net assets            3.01%                   4.05%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       2.80%                   1.70%
Portfolio turnover                                               119%                    212%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Delaware Dividend Income Fund Institutional Class

                                                             Six Months
                                                               Ended                               Year Ended
                                                             5/31/04(2)  11/30/03    11/30/02(1)    11/30/01    11/30/00   11/30/99
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.220     $ 9.030       $9.230      $9.600       $9.420     $10.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.190       0.453        0.429       0.405        0.403       0.431
Net realized and unrealized gain (loss) on investments          0.214       1.220       (0.196)     (0.041)       0.295      (0.156)
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations                                0.404       1.673        0.233       0.364        0.698       0.275
                                                             --------    --------     --------    --------     --------    --------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.220)     (0.483)      (0.433)     (0.400)      (0.420)     (0.620)
Net realized gain on investments                               (0.034)         --           --      (0.334)      (0.098)     (0.385)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions                              (0.254)     (0.483)      (0.433)     (0.734)      (0.518)     (1.005)
                                                             --------    --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                $10.370     $10.220       $9.030      $9.230       $9.600     $ 9.420
                                                             --------    --------     --------    --------     --------    --------

TOTAL RETURN(4)                                                 3.95%      19.56%        2.58%       3.87%        7.78%       3.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $4,115      $3,879       $3,233      $3,265       $3,145      $2,924
Ratio of expenses to average net assets                         0.75%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly             0.96%       1.75%        1.00%       0.75%        0.94%       0.87%
Ratio of net investment income to average net assets            3.61%       4.73%        4.71%       4.38%        4.22%       4.46%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       3.40%       3.73%        4.46%       4.38%        4.03%       4.33%
Portfolio turnover                                               119%        212%         188%         89%          41%         42%


(1) As required, effective December 1, 2001, the Portfolio had adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE DIVIDEND INCOME FUND
   TO FINANCIAL STATEMENTS                      May 31, 2004 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, (formerly Delaware Retirement Income Fund) Delaware Small Cap Contrarian Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $495 for the period ended May 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2004 were approximately $496. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
   TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Fund through January 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through January 31, 2005 in order to prevent distribution and service fees of the Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

NOTES                                        DELAWARE DIVIDEND INCOME FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                         $31,939
  Dividend disbursing, transfer agent,
   accounting and administration fees and
   other expenses payable to DSC                                    15,336
  Other expenses payable to DMC and affiliates*                     6,352

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $160.

For the period ended May 31, 2004, DDLP earned $191,266 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $123,702,052 and sales of $34,007,894 of investment securities other than short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $108,616,813. At May 31, 2004, the net unrealized depreciation was $1,409,765 of which $1,556,168 related to unrealized appreciation of investments and $2,965,933 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the period ended May 31, 2004 and the year ended November 30, 2003 was as follows:

                                                5/31/04*              11/30/03
                                                --------              --------
   Ordinary income                              $913,362              $172,974

* Tax information for the period ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                        $106,332,648
   Undistributed ordinary income                             582,142
   Undistributed long-term capital gains                      32,058
   Unrealized depreciation of investments                 (1,409,765)
                                                        ------------
   Net assets                                           $105,537,083
                                                        ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income             Accumulated realized gain (loss)
----------------------------------              --------------------------------
           $104,938                                       $(104,938)

5. CAPITAL SHARES
Transactions in capital stock shares were as follows:

                                                      Six Months        Year
                                                         Ended         Ended
                                                        5/31/04      11/30/03
Shares sold:
 Class A                                              4,399,965       579,601
 Class B                                              1,354,789       209,452
 Class C                                              3,116,215       425,577
 Class R                                                 16,807           298
 Institutional Class                                      7,857         1,484

Shares issued upon reinvestment of
 dividends and distributions:
 Class A                                                 31,232            10
 Class B                                                  9,013            --
 Class C                                                 18,653            --
 Class R                                                    129            --
 Institutional Class                                      9,262        20,198
                                                      ---------     ---------
                                                      8,963,922     1,236,620
                                                      ---------     ---------
Shares repurchased:
 Class A                                               (241,968)       (9,712)
 Class B                                                (29,894)       (1,234)
 Class C                                                (94,098)          (99)
 Institutional Class                                         (1)           (2)
                                                      ---------     ---------
                                                       (365,961)      (11,047)
                                                      ---------     ---------
Net increase                                          8,597,961     1,225,573
                                                      =========     =========

For the six months ended May 31, 2004, 1,442 Class B shares were converted to 1,441 Class A shares valued at $15,455. The amount is included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2004, or at any time during the period.

NOTES                                              DELAWARE DIVIDEND INCOME FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. CREDIT AND MARKET RISKS
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended May 31, 2004.The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown . However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Dividend Income Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------


(8784)                                                        Printed in the USA
SA-129 [5/04] IVES 7/04                                                    J9725

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

STATEMENT OF NET ASSETS

DELAWARE SMALL CAP CONTRARIAN FUND
May 31, 2004 (unaudited)
                                                  NUMBER OF            MARKET
                                                    SHARES              VALUE
COMMON STOCK - 93.78%
 Aerospace & Defense - 0.64%
+Herley Industries                                   1,300            $ 26,715
                                                                     ---------
                                                                        26,715
                                                                     ---------
 Banking & Finance - 9.66%
 Boston Private Financial Holdings                   1,600              36,624
 Colonial BancGroup                                  2,800              50,344
 Commercial Federal                                  1,300              36,426
 Compass Bancshares                                  1,200              50,460
 First Republic Bank                                   900              36,684
 Greater Bay Bancorp                                 1,600              45,936
 MAF Bancorp                                           900              39,645
 Provident Bankshares                                1,300              37,505
 Republic Bancorp                                    1,700              22,593
 Riggs National                                      1,100              24,024
+Sterling Financial                                    641              20,457
                                                                     ---------
                                                                       400,698
                                                                     ---------
 Basic Industry/Capital Goods - 10.67%
 Arch Coal                                           1,300              42,250
 Crane                                               1,200              36,228
 Federal Signal                                        800              14,248
+Griffon                                             2,600              60,527
 Harsco                                                800              34,728
+Insituform Technologies Class A                     1,100              16,830
+Jacobs Engineering Group                              600              26,760
 Kaydon                                              1,400              37,562
 Mueller Industries                                    700              22,890
 Smith (A.O.)                                          600              17,670
+Terex                                                 700              20,643
 Texas Industries                                    1,000              36,850
 Universal Forest Products                             400              11,584
 Wabtec                                              2,100              34,629
 Walter Industries                                   2,300              29,279
                                                                     ---------
                                                                       442,678
                                                                     ---------
 Buildings & Materials - 2.19%
 KB Home                                               600              39,528
 Thor Industries                                     1,200              33,372
+WCI Communities                                       800              17,800
                                                                     ---------
                                                                        90,700
                                                                     ---------
 Business Services - 2.13%
+Integrated Alarm Services                             400               2,344
 The Brink's Company                                 1,800              55,674
+United Stationers                                     800              30,168
                                                                     ---------
                                                                        88,186
                                                                     ---------
 Cable, Media & Publishing - 0.64%
 Belo Class A                                          900              26,478
                                                                     ---------
                                                                        26,478
                                                                     ---------
 Chemicals - 2.99%
 Fuller (H.B.)                                       1,000              26,790
 MacDermid                                           1,400              43,624
+PolyOne                                             3,500              24,115
 Spartech                                            1,300              29,744
                                                                     ---------
                                                                       124,273
                                                                     ---------

                                                   NUMBER OF           MARKET
                                                     SHARES             VALUE
COMMON STOCK (CONTINUED)
 Consumer Products - 2.11%
 Bunge Limited                                       1,000            $ 37,140
+Constellation Brands                                1,400              50,400
                                                                     ---------
                                                                        87,540
                                                                     ---------
 Electronics & Electrical Equipment - 2.59%
+Plexus                                              1,800              26,442
 Symbol Technologies                                 2,400              35,352
+Technitrol                                          2,200              45,782
                                                                     ---------
                                                                       107,576
                                                                     ---------
 Energy - 7.48%
 Chesapeake Energy                                   3,100              40,920
+FMC Technologies                                    1,000              26,970
+Grey Wolf                                           6,400              23,360
+Magnum Hunter Resources                             3,400              34,238
+Newfield Exploration                                1,000              49,750
+Newpark Resources                                   4,700              26,555
 Southwest Gas                                       1,300              29,380
+W-H Energy Services                                 2,000              36,960
+Whiting Petroleum                                   1,800              42,210
                                                                     ---------
                                                                       310,343
                                                                     ---------
 Environmental Services - 1.34%
+Casella Waste Systems                               1,800              25,164
+Tetra Tech                                          1,800              30,528
                                                                     ---------
                                                                        55,692
                                                                     ---------
 Healthcare & Pharmaceuticals - 7.25%
+Alderwoods Group                                    2,200              28,402
+America Service Group                                 800              28,800
 Cooper Companies                                      400              22,080
+Genesis HealthCare                                    600              15,534
+Idexx Laboratories                                    500              32,870
 Oakley                                              1,700              22,814
+Ocular Sciences                                     1,300              43,433
 Owens & Minor                                       1,500              36,300
+Province Healthcare                                 1,000              16,020
+RehabCare Group                                     1,000              24,980
+Service Corp International                          4,100              29,520
                                                                     ---------
                                                                       300,753
                                                                     ---------
 Insurance - 4.44%
 AmerUs Group                                        1,100              43,285
 Berkley (W.R.)                                      1,350              56,228
 Harleysville Group                                  1,100              20,779
 Platinum Underwriters Holdings                        700              21,770
 RenaissanceRe Holdings                                800              42,280
                                                                     ---------
                                                                       184,342
                                                                     ---------
 Metals & Mining - 1.91%
 Gibraltar Steel                                     1,100              31,845
+Golden Star Resources                               4,300              21,371
+Meridian Gold                                       2,000              26,000
                                                                     ---------
                                                                        79,216
                                                                     ---------
 Packaging & Containers - 1.77%
+Crown Holdings                                      2,700              24,111
+Pactiv                                              2,100              49,518
                                                                     ---------
                                                                        73,629
                                                                     ---------
 Paper & Forest Products - 1.79%
 Louisiana-Pacific                                   2,100              48,510
 Wausau-Mosinee Paper                                1,700              25,857
                                                                     ---------
                                                                        74,367
                                                                     ---------

                                                   NUMBER OF            MARKET
                                                     SHARES             VALUE
COMMON STOCK (CONTINUED)
REITs - 5.25%
 Ashford Hospitality Trust                           1,500            $ 13,320
 Camden Property Trust                                 900              42,039
+Highland Hospitality                                2,400              25,776
 Pan Pacific Retail Properties                         800              36,800
 Prentiss Properties Trust                           1,100              36,300
 Reckson Associates Realty                           1,100              28,622
 The St. Joe Company                                   900              35,145
                                                                     ---------
                                                                       218,002
                                                                     ---------
 Retail - 7.68%
+AnnTaylor Stores                                    1,950              55,205
+Barnes & Noble                                      1,100              32,934
 Cato Class A                                        1,200              26,436
+Department 56                                         800              12,640
+Electronics Boutique Holdings                       1,400              38,584
+Jo-Ann Stores                                       1,035              29,632
 Movie Gallery                                       1,300              24,167
 Pier 1 Imports                                      1,400              26,390
+Shoe Carnival                                         100               1,378
+ShopKo Stores                                       1,400              19,096
+Sports Authority                                      744              25,370
+Take-Two Interactive Software                         900              26,793
                                                                     ---------
                                                                       318,625
                                                                     ---------
 Technology/Hardware - 7.60%
+Actel                                               1,300              25,948
+ASM International                                   1,000              21,790
+Bell Microproducts                                  2,200              14,014
+Entegris                                            3,200              36,320
+Ingram Micro Class A                                2,300              33,235
+Insight Enterprises                                 1,700              31,212
+International Rectifier                               900              39,843
+Overland Storage                                    1,600              22,912
+Photronics                                          1,100              19,448
+Storage Technology                                  1,500              42,375
+Tech Data                                             700              28,098
                                                                     ---------
                                                                       315,195
                                                                     ---------
 Technology/Software - 2.00%
+Datastream Systems                                  3,000              18,780
+Filenet                                               900              24,615
+QAD                                                 1,800              19,026
+SYNNEX                                              1,200              20,448
                                                                     ---------
                                                                        82,869
                                                                     ---------
 Telecommunications - 0.93%
+Netgear                                             3,200              38,720
                                                                     ---------
                                                                        38,720
                                                                     ---------
 Textiles, Apparel & Furniture - 5.39%
+Carter's                                              400              12,496
 Furniture Brands International                      2,100              54,117
 K-Swiss                                             1,800              36,000
 Kellwood                                            1,000              40,700
 Phillips-Van Heusen                                   900              17,037
 Reebok International                                  800              29,000
 Wolverine World Wide                                1,300              34,255
                                                                     ---------
                                                                       223,605
                                                                     ---------
 Transportation - 3.66%
 Alexander & Baldwin                                 1,600              50,992
+Continental Airlines Class B                        1,200              12,828
+Kirby                                               1,000              35,400
+SCS Transportation                                    550              12,513
 Skywest                                               900              15,057
+Yellow Roadway                                        700              24,997
                                                                     ---------
                                                                       151,787
                                                                     ---------

                                                 NUMBER OF           MARKET
                                                  SHARES              VALUE
COMMON STOCK (CONTINUED)
 Utilities - 1.67%
 Black Hills                                          500             $14,650
+El Paso Electric                                   1,700              24,565
 PNM Resources                                      1,000              30,050
                                                                    ---------
                                                                       69,265
                                                                    ---------
TOTAL COMMON STOCK (COST $3,075,621)                                3,891,254
                                                                    ---------

EXCHANGE TRADED FUNDS - 1.58%
iShares Russell 2000 Value Index Fund                 400              65,760
                                                                    ---------
TOTAL EXCHANGE TRADED FUNDS (COST $57,699)                             65,760
                                                                    ---------
                                                 PRINCIPAL
                                                  AMOUNT

REPURCHASE AGREEMENTS - 4.87%
With BNP Paribas 0.98% 6/1/04
  (dated 5/28/04, to be repurchased at $78,834
  collateralized by $59,225 U.S. Treasury
  Bills due 11/4/04, market value $58,912,
  $21,625 U.S. Treasury Bills due 11/26/04,
  market value $21,505)                           $78,825              78,825
With J.P. Morgan Securities 0.92% 6/1/04
  (dated 5/28/04, to be repurchased at $57,731
  collateralized by $57,725 U.S. Treasury Notes
  2.875% due 6/30/04, market value $58,547,
  $325 U.S. Treasury Notes 4.75% due 11/15/08,
  market value $362)                               57,725              57,725
With UBS Warburg 0.97% 6/1/04
  (dated 5/28/04, to be repurchased at $64,457
  collateralized by $19,250 U.S. Treasury Notes
  3.25% due 5/31/04, market value $19,555,
  $19,250 U.S. Treasury Notes 10.75% due
  8/15/05, market value $21,875, $4,050 U.S.
  Treasury Notes 7.00% due 7/15/06, market
  value $4,486, $19,250 U.S. Treasury Notes
  5.625% due 5/15/08, market value $20,864)        65,450              65,450
                                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $202,000)                           202,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES - 100.23%
   (cost $3,335,320)                                                4,159,014

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.23%)              (9,437)
                                                                   ----------
NET ASSETS APPLICABLE TO 327,625 SHARES OUTSTANDING - 100.00%      $4,149,577
                                                                   ----------


Net Asset Value - Delaware Small Cap Contrarian Fund Class A
  ($16,918 / 1,335.8 Shares)                                           $12.67
                                                                       ======
Net Asset Value - Delaware Small Cap Contrarian Fund
 Institutional Class ($4,132,659 / 326,289 Shares)                     $12.67
                                                                       ======

COMPONENTS OF NET ASSETS AT MAY 31, 2004:
Shares of beneficial interest (unlimited authorization - no par)   $2,948,511
Accumulated net realized gain on investments                          377,372
Net unrealized appreciation of investments                            823,694
                                                                   ----------
Total net assets                                                   $4,149,577
                                                                   ==========
+Non-income producing security for the period ended May 31, 2004.

SUMMARY OF ABBREVIATION:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE SMALL CAP CONTRARIAN FUND
Net asset value Class A (A)                                              $12.67
Sales charge (5.75% of offering price, or 6.08% of the amount
   invested per share) (B)                                                 0.77
                                                                         ------
Offering price                                                           $13.44
                                                                         ------
----------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $50,000 or more.

  See accompanying notes

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                                     $16,398
Interest                                                                          679           $ 17,077
                                                                            ---------          ---------


EXPENSES:
Management fees                                                                15,573
Trustees' fees                                                                  1,353
Registration fees                                                                 986
Accounting and administration expenses                                            769
Legal and professional fees                                                       369
Custodian fees                                                                    337
Reports and statements to shareholders                                            221
Dividend disbursing and transfer agent fees and expenses                           93
Distribution expenses - Class A                                                    25
Other                                                                             229             19,955
                                                                            ---------
Less expenses absorbed or waived                                                                  (4,293)
Less waiver of distribution expenses - Class A                                                       (25)
Less expenses paid indirectly                                                                        (37)
                                                                                               ---------
Total expenses                                                                                    15,600
                                                                                               ---------

Net Investment Income                                                                              1,477
                                                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                                                                 378,709
Net change in unrealized appreciation/depreciation of investments                               (195,377)
                                                                                               ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                  183,332
                                                                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $184,809
                                                                                               =========

  See accompanying notes

DELAWARE SMALL CAP CONTRARIAN FUND
STATEMENTS OF CHANGES IN NET ASSETS



                                                                           Six Months
                                                                             Ended                Year
                                                                            5/31/04               Ended
                                                                          (Unaudited)            11/30/04
                                                                          -----------          -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                      $    1,477           $   10,692
Net realized gain on investments                                              378,709              287,735
Net change in unrealized appreciation/depreciation of investments            (195,377)             730,117
                                                                          -----------          -----------
Net increase in net assets resulting from operations                          184,809            1,028,544
                                                                          -----------          -----------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Class A                                                                        (43)                   -
   Institutional Class                                                        (13,286)             (21,293)

Net realized gain on investments:
   Class A                                                                       (928)                  (1)
                                                                          -----------          -----------
   Institutional Class                                                       (284,731)            (147,913)
                                                                          -----------          -----------
                                                                             (298,988)            (169,207)
                                                                          -----------          -----------

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:
   Class A                                                                      3,405               14,346
   Institutional Class                                                              -                    4

Net asset value of shares issued upon
reinvestment of dividends and distributions:
   Class A                                                                        971                    1
   Institutional Class                                                        298,017              169,206
                                                                          -----------          -----------
                                                                              302,393              183,557
                                                                          -----------          -----------
Cost of shares repurchased:
   Class A                                                                          -               (2,303)
                                                                          -----------          -----------
                                                                                    -               (2,303)
                                                                          -----------          -----------

Increase in net assets derived from
   capital share transactions                                                 302,393              181,254
                                                                          -----------          -----------


Net Increase in Net Assets                                                    188,214            1,040,591


NET ASSETS:
Beginning of period                                                         3,961,363            2,920,772
                                                                          -----------          -----------
End of period (includng undistributed net investment
   income of ($-) and $10,627, respectively)                               $4,149,577           $3,961,363
                                                                          ===========          ===========


  See accompanying notes

FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                         Delaware Small Cap Contrarian Fund Class A
                                                         --------------------------------------------------------------------------
                                                          Six Months                                                    12/29/98(1)
                                                            Ended      Year Ended                                            to
                                                          5/31/04(2)    11/30/03    11/30/02     11/30/01    11/30/00     11/30/99
                                                         --------------------------------------------------------------------------
                                                         (Unaudited)
Net asset value, beginning of period                      $13.080      $10.290      $11.130      $ 9.090       $8.930      $8.500

Income from investment operations:
Net investment income(3)                                    0.005        0.036        0.079        0.111        0.159       0.104
Net realized and unrealized gain on investments             0.572        3.350        0.069        2.082        0.720       0.326
                                                         --------------------------------------------------------------------------
Total from investment operations                            0.577        3.386        0.148        2.193        0.879       0.430
                                                         --------------------------------------------------------------------------
Less dividends and distributions from:
Net investment income                                      (0.044)      (0.075)      (0.108)      (0.153)      (0.135)          -
Net realized gain on investments                           (0.943)      (0.521)      (0.880)           -       (0.584)          -
                                                         --------------------------------------------------------------------------
Total dividends and distributions                          (0.987)      (0.596)      (0.988)      (0.153)      (0.719)          -
                                                         --------------------------------------------------------------------------

Net asset value, end of period                            $12.670      $13.080      $10.290      $11.130       $9.090      $8.930
                                                         ==========================================================================
Total return(4)                                             4.68%       35.19%        1.08%       24.42%       10.56%       5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $17          $13          $ -          $ -          $ -         $ -
Ratio of expenses to average net assets                     0.75%        0.75%        0.75%        0.75%        0.75%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          1.26%        1.34%        1.34%        1.18%        1.24%       2.14%
Ratio of net investment income to average net assets        0.07%        0.33%        0.74%        1.07%        1.81%       1.27%
Ratio of net investment income (loss) to
   average net assets prior to expense limitation and
   expenses paid indirectly                                (0.44%)      (0.26%)      (0.15%)       0.63%        1.32%      (0.12%)
Portfolio turnover                                            47%          44%          76%          82%         125%         63%


(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                         Delaware Small Cap Contrarian Fund Institutional Class
                                                         --------------------------------------------------------------------------
                                                          Six Months                                                    12/29/98(1)
                                                            Ended      Year Ended                                            to
                                                          5/31/04(2)    11/30/03    11/30/02     11/30/01    11/30/00     11/30/99
                                                         --------------------------------------------------------------------------
                                                         (Unaudited)
Net asset value, beginning of period                      $13.080      $10.290      $11.130      $ 9.090       $8.930      $8.500

Income from investment operations:
Net investment income(3)                                    0.005        0.036        0.079        0.111        0.159       0.104
Net realized and unrealized gain on investments             0.572        3.350        0.069        2.082        0.720       0.326
                                                         --------------------------------------------------------------------------
Total from investment operations                            0.577        3.386        0.148        2.193        0.879       0.430
                                                         --------------------------------------------------------------------------
Less dividends and distributions from:
Net investment income                                      (0.044)      (0.075)      (0.108)      (0.153)      (0.135)          -
Net realized gain on investments                           (0.943)      (0.521)      (0.880)           -       (0.584)          -
                                                         --------------------------------------------------------------------------
Total dividends and distributions                          (0.987)      (0.596)      (0.988)      (0.153)      (0.719)          -
                                                         --------------------------------------------------------------------------

Net asset value, end of period                            $12.670      $13.080      $10.290      $11.130       $9.090      $8.930
                                                         ==========================================================================
Total return(4)                                             4.68%       35.19%        1.08%       24.42%       10.56%       5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $4,133       $3,948       $2,921       $2,890       $2,322      $2,101
Ratio of expenses to average net assets                     0.75%        0.75%        0.75%        0.75%        0.75%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          0.96%        1.04%        1.04%        0.88%        0.94%       1.84%
Ratio of net investment income to average net assets        0.07%        0.33%        0.74%        1.07%        1.81%       1.27%
Ratio of net investment income (loss) to
   average net assets prior to expense limitation and
   expenses paid indirectly                                (0.14%)      (0.04%)      (0.45%)       0.93%        1.62%      (0.18%)
Portfolio turnover                                            47%          44%          76%          82%         125%         63%


(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES TO FINANCIAL STATEMENTS


MAY 31, 2004 (UNAUDITED)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund (formerly Delaware Retirement Income Fund), Delaware Small Cap Contrarian Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Contrarian Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2004, only Class A and Institutional Class have commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

SECURITY VALUATION -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


OTHER -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $33 for the period ended May 31, 2004. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2004 were approximately $4. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on daily average net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.75% of average daily net assets through November 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has elected voluntarily to waive such distribution and service fees at this time. Institutional Class shares pay no distribution and service expenses.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

       Investment management fee payable to DMC                   $1,795
       Dividend disbursing, transfer agent,
           accounting and administration fees and other
           expenses payable to DSC                                   165
       Other expenses payable to DMC and affiliates*                 221

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $149.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.


3. INVESTMENTS

For the six months ended May 31, 2004, the Fund made purchases of $943,491 and sales of $1,012,509 of investment securities other than short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $3,335,344. At May 31, 2004, the net unrealized appreciation was $823,670 of which $903,655 related to unrealized appreciation of investments and $79,985 related to unrealized depreciation of investments.


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the period ended May 31, 2004 and the year ended November 30, 2003 were as follows:

                                                5/31/04*         11/30/03
                                                -------          --------
Ordinary income                                 $95,119           $19,145
Long-term capital gain                          203,869           150,062
                                               --------          --------
Total dividends and distributions              $298,988          $169,207
                                               --------          --------

*Tax information for the period ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                  $2,948,511
Undistributed ordinary income                                     108,429
Undistributed long-term capital gains                             268,967
Unrealized appreciation of investments                            823,670
                                                               ----------
Net assets                                                     $4,149,577
                                                               ----------

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to reclass of dividends and distributions. Results of operations and net assets were not affected by these reclassifications.

                    Undistributed                    Accumulated
                    Net Investment                     Realized
                        Income                       Gain (Loss)
                    --------------                   -----------
                     ($1,225)                         $1,225

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                       Six Months Ended        Year Ended
                                            5/31/04             11/30/03
                                        --------------       -------------
Shares sold:
Class A                                           273               1,177

Shares issued upon
reinvestment of
dividends and distributions:
Class A                                            79
Institutional Class                            24,347              18,039
                                       --------------       -------------
                                               24,699              19,216
                                       --------------       -------------

Shares repurchased:
Class A                                            --               (195)
                                       --------------       -------------
                                                   --               (195)
                                       --------------       -------------
Net increase                                   24,699              19,021
                                       ==============       =============


6. LINE OF CREDIT

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding as of May 31, 2004, or at any time during the period.

7. CREDIT AND MARKET RISK

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)





VALUE-EQUITY

SEMIANNUAL REPORT MAY 31, 2004
--------------------------------------------------------------------------------
                               DELAWARE SMALL CAP VALUE FUND



[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

Statement of Net Assets                                         1

Statement of Operations                                         4

Statements of Changes in Net Assets                             5

Financial Highlights                                            6

Notes to Financial Statements                                  11
-------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C) 2004 Delaware Distributors, L.P.

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
   OF NET ASSETS                                  May 31, 2004 (Unaudited)

                                                       Number of        Market
                                                        Shares          Value
COMMON STOCK - 93.37%
Aerospace & Defense - 0.65%
 *+Herley Industries                                     140,000     $ 2,877,000
                                                                      ----------
                                                                       2,877,000
                                                                      ----------
Banking & Finance - 9.64%
  *Boston Private Financial Holdings                     169,100       3,870,699
   Colonial BancGroup                                    303,200       5,451,536
  *Commercial Federal                                    128,300       3,594,966
   Compass Bancshares                                    132,800       5,584,239
  *First Republic Bank                                   102,400       4,173,824
  *Greater Bay Bancorp                                   174,700       5,015,637
   MAF Bancorp                                            92,400       4,070,220
  *Provident Bankshares                                  137,200       3,958,220
  *Republic Bancorp                                      178,450       2,371,601
   Riggs National                                        119,000       2,598,960
  +Sterling Financial                                     71,584       2,283,517
                                                                      ----------
                                                                      42,973,419
                                                                      ----------
Basic Industry/Capital Goods - 10.55%
   Arch Coal                                             140,500       4,566,250
   Crane                                                 122,300       3,692,237
  *Federal Signal                                         84,900       1,512,069
 *+Griffon                                               262,760       6,117,053
   Harsco                                                 88,400       3,837,444
 *+Insituform Technologies Class A                       107,600       1,646,280
  +Jacobs Engineering Group                               63,600       2,836,560
   Kaydon                                                150,900       4,048,647
  *Mueller Industries                                     76,300       2,495,010
  *Smith (A.O.)                                           62,900       1,852,405
  +Terex                                                  73,402       2,164,625
  *Texas Industries                                      110,800       4,082,980
  *Universal Forest Products                              45,100       1,306,096
   Wabtec                                                222,800       3,673,972
  *Walter Industries                                     249,800       3,179,954
                                                                      ----------
                                                                      47,011,582
                                                                      ----------
Buildings & Materials - 2.20%
   KB HOME                                                64,400       4,242,672
  *Thor Industries                                       132,900       3,695,949
 *+WCI Communities                                        82,800       1,842,300
                                                                      ----------
                                                                       9,780,921
                                                                      ----------
Business Services - 2.10%
 *+Integrated Alarm Services                              42,300         247,878
   The Brink's Company                                   187,200       5,790,096
  +United Stationers                                      88,300       3,329,793
                                                                      ----------
                                                                       9,367,767
                                                                      ----------
Cable, Media & Publishing - 0.62%
   Belo Class A                                           94,200       2,771,364
                                                                      ----------
                                                                       2,771,364
                                                                      ----------
Chemicals - 2.86%
  *Fuller (H.B.)                                          97,000       2,598,630
  *MacDermid                                             148,100       4,614,796
  +PolyOne                                               382,900       2,638,181
  *Spartech                                              125,100       2,862,288
                                                                      ----------
                                                                      12,713,895
                                                                      ----------
Consumer Products - 2.13%
   Bunge Limited                                         112,700       4,185,678
  +Constellation Brands                                  147,200       5,299,200
                                                                      ----------
                                                                       9,484,878
                                                                      ----------

                                                       Number of        Market
                                                        Shares          Value

COMMON STOCK (continued)
Electronics & Electrical Equipment - 2.62%
 +Plexus                                                 198,800     $ 2,920,372
  Symbol Technologies                                    258,300       3,804,759
*+Technitrol                                             238,400       4,961,104
                                                                      ----------
                                                                      11,686,235
                                                                      ----------
Energy - 7.44%
  Chesapeake Energy                                      326,600       4,311,120
 +FMC Technologies                                        98,000       2,643,060
*+Grey Wolf                                              696,000       2,540,400
*+Magnum Hunter Resources                                374,500       3,771,215
 +Newfield Exploration                                   106,400       5,293,400
 +Newpark Resources                                      517,000       2,921,050
 *Southwest Gas                                          147,200       3,326,720
*+W-H Energy Services                                    218,900       4,045,272
 +Whiting Petroleum                                      183,100       4,293,695
                                                                      ----------
                                                                      33,145,932
                                                                      ----------
Environmental Services - 1.37%
 +Casella Waste Systems                                  196,200       2,742,876
*+Tetra Tech                                             198,400       3,364,864
                                                                      ----------
                                                                       6,107,740
                                                                      ----------
Healthcare & Pharmaceuticals - 7.28%
 +Alderwoods Group                                       237,300       3,063,543
 +America Service Group                                   83,100       2,991,600
 *Cooper Companies                                        42,000       2,318,400
*+Genesis HealthCare                                      80,900       2,094,501
*+IDEXX Laboratories                                      50,500       3,319,870
 *Oakley                                                 167,400       2,246,508
*+Ocular Sciences                                        143,700       4,801,017
 *Owens & Minor                                          163,600       3,959,120
*+Province Healthcare                                    112,700       1,805,454
*+RehabCare Group                                        104,400       2,607,912
 +Service Corporation International                      443,100       3,190,320
                                                                      ----------
                                                                      32,398,245
                                                                      ----------
Insurance - 4.46%
 *AmerUs Group                                           123,700       4,867,595
  Berkley (W.R.)                                         141,600       5,897,640
 *Harleysville Group                                     115,000       2,172,350
  Platinum Underwriters Holdings                          74,500       2,316,950
  RenaissanceRe Holdings                                  87,000       4,597,950
                                                                      ----------
                                                                      19,852,485
                                                                      ----------
Metals & Mining - 1.91%
 *Gibraltar Steel                                        118,400       3,427,680
*+Golden Star Resources                                  464,400       2,308,068
*+Meridian Gold                                          214,000       2,782,000
                                                                      ----------
                                                                       8,517,748
                                                                      ----------
Packaging & Containers - 1.81%
 +Crown Holdings                                         297,400       2,655,782
 +Pactiv                                                 229,100       5,402,178
                                                                      ----------
                                                                       8,057,960
                                                                      ----------
Paper & Forest Products - 1.73%
  Louisiana-Pacific                                      231,400       5,345,340
 *Wausau-Mosinee Paper                                   153,900       2,340,819
                                                                      ----------
                                                                       7,686,159
                                                                      ----------

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
   OF NET ASSETS (CONTINUED)

                                                       Number of        Market
                                                        Shares          Value
COMMON STOCK (continued)
REITs - 5.28%
   Ashford Hospitality Trust                             160,800     $ 1,427,904
   Camden Property Trust                                 100,100       4,675,671
  +Highland Hospitality                                  259,100       2,782,734
   Pan Pacific Retail Properties                          89,100       4,098,600
   Prentiss Properties Trust                             113,500       3,745,500
   Reckson Associates Realty                             120,500       3,135,410
  *The St. Joe Company                                    93,000       3,631,650
                                                                      ----------
                                                                      23,497,469
                                                                      ----------
Retail - 7.48%
  +AnnTaylor Stores                                      195,600       5,537,435
  +Barnes & Noble                                        116,700       3,493,998
  *Cato Class A                                          134,400       2,960,832
  +Department 56                                          91,700       1,448,860
 *+Electronics Boutique Holdings                         156,000       4,299,360
 *+Jo-Ann Stores                                          82,685       2,367,272
  *Movie Gallery                                         136,000       2,528,240
   Pier 1 Imports                                        149,800       2,823,730
 *+Shoe Carnival                                          14,000         192,920
 *+ShopKo Stores                                         152,800       2,084,192
  +Sports Authority                                       81,456       2,777,650
 *+Take-Two Interactive Software                          93,600       2,786,472
                                                                      ----------
                                                                      33,300,961
                                                                      ----------
Technology/Hardware - 7.59%
 *+Actel                                                 139,800       2,790,408
 *+ASM International                                     105,500       2,298,845
 *+Bell Microproducts                                    253,300       1,613,521
 *+Entegris                                              347,200       3,940,720
  +Ingram Micro Class A                                  244,100       3,527,245
  +Insight Enterprises                                   188,800       3,466,368
  +International Rectifier                                96,500       4,272,055
 *+Overland Storage                                      171,000       2,448,720
 *+Photronics                                             96,900       1,713,192
  +Storage Technology                                    167,600       4,734,700
  +Tech Data                                              74,500       2,990,430
                                                                      ----------
                                                                      33,796,204
                                                                      ----------
Technology/Software - 2.07%
 *+Datastream Systems                                    323,300       2,023,858
 *+Filenet                                               101,500       2,776,025
  +QAD                                                   201,100       2,125,627
  +Synnex                                                135,200       2,303,808
                                                                      ----------
                                                                       9,229,318
                                                                      ----------
Telecommunications - 0.95%
 *+Netgear                                               348,700       4,219,270
                                                                      ----------
                                                                       4,219,270
                                                                      ----------
Textiles, Apparel & Furniture - 5.26%
  +Carter's                                               44,400       1,387,056
   Furniture Brands International                        213,100       5,491,587
  *K-Swiss                                               194,100       3,882,000
   Kellwood                                              109,400       4,452,580
  *Phillips-Van Heusen                                    97,500       1,845,675
   Reebok International                                   80,700       2,925,375
   Wolverine World Wide                                  130,000       3,425,500
                                                                      ----------
                                                                      23,409,773
                                                                      ----------

                                                       Number of        Market
                                                        Shares          Value


COMMON STOCK (continued)
Transportation - 3.69%
 *Alexander & Baldwin                                    175,200     $ 5,583,624
*+Continental Airlines Class B                           132,000       1,411,080
*+Kirby                                                  104,600       3,702,840
 +SCS Transportation                                      59,800       1,360,450
  Skywest                                                 91,900       1,537,487
*+Yellow Roadway                                          79,000       2,821,090
                                                                     -----------
                                                                      16,416,571
                                                                     -----------
Utilities - 1.68%
  Black Hills                                             50,200       1,470,860
*+El Paso Electric                                       181,900       2,628,455
  PNM Resources                                          112,600       3,383,630
                                                                     -----------
                                                                       7,482,945
                                                                     -----------
TOTAL COMMON STOCK (cost $323,046,422)                               415,785,841
                                                                     -----------
EXCHANGE TRADED FUNDS - 2.53%
 *iShares Russell 2000 Value Index Fund                   68,600      11,277,840
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
   (cost $9,845,840)                                                  11,277,840
                                                                     -----------
WARRANTS- 0.01%
 +Magnum Hunter Resources                                 49,500          29,700
                                                                     -----------
TOTAL WARRANTS (cost $0)                                                  29,700
                                                                     -----------
                                                       Principal
                                                        Amount
REPURCHASE AGREEMENTS - 4.42%
  With BNP Paribas 0.98% 6/1/04
   (dated 5/28/04, to be repurchased
   at $7,683,837 collateralized by
   $5,773,000 U.S. Treasury Bills due
   11/4/04, market value $5,742,165,
   $2,110,000 U.S. Treasury Bills
   due 11/26/04, market
   value $2,096,086)                                  $7,683,000       7,683,000

  With J.P. Morgan Securities 0.92%
   6/1/04 (dated 5/28/04, to be
   repurchased at $5,628,575
   collateralized by $5,628,000
   U.S. Treasury Notes 2.875% due
   6/30/04, market value $5,706,620,
   $34,000 U.S. Treasury Notes 4.75%
   due 11/15/08, market value $35,255)                 5,628,000       5,628,000

  With UBS Warburg 0.97% 6/1/04
   (dated 5/28/04, to be repurchased
   at $6,378,687 collateralized by
   $1,876,000 U.S. Treasury Notes
   3.25% due 5/31/04, market value
   $1,906,004, $1,876,000 U.S. Treasury
   Notes 10.75% due 8/15/05, market
   value $2,132,119, $391,000
   U.S. Treasury Notes 7.00% due 7/15/06,
   market value $437,250, $1,876,000
   U.S. Treasury Notes 5.625% due
   5/15/08, market value $2,033,638)                   6,378,000       6,378,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $19,689,000)                                                 19,689,000
                                                                     -----------

STATEMENT                                         DELAWARE SMALL CAP VALUE FUND
   OF NET ASSETS (CONTINUED)




                                                   Principal        Market
                                                     Amount         Value



TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL - 100.33%
   (cost $352,581,262)                                          $ 446,782,381
                                                                -------------
SECURITIES LENDING COLLATERAL** - 21.74%
Short-Term Investments
   Abbey National
      1.10% 06/07/04                                1,655,747       1,697,479
      1.19% 10/15/04                                1,790,992       1,790,951
   ABN AMO Bank
      1.07% 6/7/04                                  2,503,384       2,503,384
      1.10% 7/20/04                                 1,788,195       1,788,178
   Barclays Capital 1.10% 8/19/04                   2,718,523       2,718,169
   Bayerische Landesbank 1.154% 8/30/04             1,430,218       1,430,313
   CDC IXIS 1.485% 11/12/04                         2,860,725       2,861,086
   Citibank 1.06% 7/6/04                            2,861,079       2,861,086
   Citigroup Global Markets 1.04% 6/1/04           29,324,128      29,324,128
   Credit Suisse First Boston
      1.60% 12/13/04                                2,860,342       2,861,086
   Deutsche Bank Financial
      1.133% 2/22/05                                  715,148         715,816
   Fortis Bank 1.10% 7/26/04                        3,600,872       3,601,768
   General Electric Capital
      1.103% 10/25/04                               1,216,487       1,217,854
      1.118% 2/3/05                                 1,072,929       1,074,409
      1.132% 10/4/04                                1,073,053       1,073,936
   Goldman Sachs Group LP
         1.14% 7/20/04                              2,860,950       2,861,086
         1.243% 12/8/04                             1,680,888       1,680,888
   ING Bank NV
         1.06% 6/3/04                               1,430,538       1,430,543
         1.10% 9/30/04                              2,863,019       2,861,086
   Marsh & McLennan 1.291% 6/15/04                  1,831,616       1,835,463
   Merrill Lynch Mortgage Capital
         1.163% 7/12/04                             2,861,086       2,861,086
   Morgan Stanley 1.22% 6/28/05                       715,271         715,271
   Rabobank 1.065% 3/2/05                           3,576,312       3,575,454
   Royal Bank of Scotland 1.06% 7/2/04              3,577,498       3,577,472
   Societe Generale
         1.06% 6/3/04                               1,430,538       1,430,543
         1.148% 12/8/04                             2,860,545       2,860,544
   Svenska Handlesbank 1.10% 8/9/04                 3,576,783       3,576,357
   Union Bank of Switzerland
         1.13% 12/20/04                             3,584,607       3,576,357
   Wachovia Bank 1.127% 11/15/04                    2,861,155       2,862,315
   Wells Fargo Bank 1.04% 6/30/04                   3,576,351       3,576,357
                                                                -------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $96,800,465)                                              96,800,465
                                                                -------------



TOTAL MARKET VALUE OF SECURITIES - 122.07%
   (cost $449,381,727)                                           $543,582,846++
OBLIGATION TO RETURN SECURITIES LENDING
   COLLATERAL - (21.74%)**                                        (96,800,465)
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.33%)                                          (1,468,395)
                                                                 ------------
NET ASSETS APPLICABLE TO 13,215,565 SHARES
   OUTSTANDING - 100.00%                                         $445,313,986
                                                                 ============

Net Asset Value - Delaware Small Cap Value Fund
   Class A ($246,390,336 / 7,196,383 Shares)                           $34.24
                                                                       ------
Net Asset Value - Delaware Small Cap Value Fund
   Class B ($104,601,009 / 3,201,616 Shares)                           $32.67
                                                                       ------
Net Asset Value - Delaware Small Cap Value Fund
   Class C ($55,907,222 / 1,711,875 Shares)                            $32.66
                                                                       ------
Net Asset Value - Delaware Small Cap Value Fund
   Class R ($3,117,524 / 91,275 Shares)                                $34.16
                                                                       ------
Net Asset Value - Delaware Small Cap Value Fund
   Institutional Class ($35,297,895 / 1,014,416 Shares)                $34.80
                                                                       ------

COMPONENTS OF NET ASSETS AT MAY 31, 2004:***
Shares of beneficial interest
  (unlimited authorization - no par)                             $313,562,924
Accumulated net realized gain on investments                       37,549,943
Net unrealized appreciation of investments                         94,201,119
                                                                 ------------
Total net assets                                                 $445,313,986
                                                                 ============

  +  Non-income producing security for the six months ended May 31, 2004.

 ++  Includes $94,935,609 of securities loaned.

  *  Fully or partially on loan.

 **  See Note 7 in "Notes to Financial Statements."

***  See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATION:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE SMALL CAP VALUE FUND
Net asset value Class A (A)                                            $34.24
Sales charge (5.75% of offering price, or 6.10% of
   amount invested per share) (B)                                        2.09
                                                                       ------
Offering price                                                         $36.33
                                                                       ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                             DELAWARE SMALL CAP VALUE FUND
   OF OPERATIONS                      Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:
   Dividends                                                                     $  2,184,111
   Interest                                                                            95,629
   Securities lending income                                                           91,412           $  2,371,152
                                                                                 ------------           ------------

EXPENSES:
   Management fees                                                                  1,692,307
   Distribution expenses--Class A                                                     375,979
   Distribution expenses--Class B                                                     545,672
   Distribution expenses--Class C                                                     266,640
   Distribution expenses--Class R                                                       7,628
   Dividend disbursing and transfer agent fees and expenses                           898,500
   Accounting and administration expenses                                              83,869
   Reports and statements to shareholders                                              63,150
   Registration fees                                                                   57,414
   Legal and professional fees                                                         46,100
   Custodian fees                                                                      10,706
   Trustees' fees                                                                       8,000
   Other                                                                               20,341              4,076,306
                                                                                 ------------
   Less expenses paid indirectly                                                                              (3,851)
                                                                                                        ------------
   Total expenses                                                                                          4,072,455
                                                                                                        ------------
NET INVESTMENT LOSS                                                                                       (1,701,303)
                                                                                                        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                                                       39,285,478
   Net change in unrealized appreciation/depreciation of investments                                     (20,692,149)
                                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                           18,593,329
                                                                                                        ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ 16,892,026
                                                                                                        ============


See accompanying notes

STATEMENTS                                        DELAWARE SMALL CAP VALUE FUND
   OF CHANGES IN NET ASSETS

                                                                                            Six Months                 Year
                                                                                               Ended                   Ended
                                                                                              5/31/04                 11/30/03
                                                                                            (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss                                                                      $ (1,701,303)            $ (2,459,007)
   Net realized gain on investments                                                           39,285,478               31,761,494
   Net change in unrealized appreciation/depreciation of investments                         (20,692,149)              76,784,485
                                                                                            ------------             ------------
   Net increase in net assets resulting from operations                                       16,892,026              106,086,972
                                                                                            ------------             ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gain on investments:
      Class A                                                                                (16,080,554)              (5,630,292)
      Class B                                                                                 (7,388,227)              (2,772,312)
      Class C                                                                                 (3,426,454)              (1,095,652)
      Class R                                                                                   (133,545)                      --
      Institutional Class                                                                     (2,199,840)                (599,160)
                                                                                            ------------             ------------
                                                                                             (29,228,620)             (10,097,416)
                                                                                            ------------             ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                                                 30,666,707               38,257,242
      Class B                                                                                  7,618,821               14,676,802
      Class C                                                                                 11,769,719               11,886,179
      Class R                                                                                  2,069,020                1,704,178
      Institutional Class                                                                      6,992,791                9,664,752

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                 15,140,848                5,300,403
      Class B                                                                                  6,672,918                2,552,249
      Class C                                                                                  3,179,515                1,028,672
      Class R                                                                                    130,217                       --
      Institutional Class                                                                      2,199,835                  599,160
                                                                                            ------------             ------------
                                                                                              86,440,391               85,669,637
                                                                                            ------------             ------------
   Cost of shares repurchased:
      Class A                                                                                (33,415,379)             (38,593,243)
      Class B                                                                                (13,390,725)             (20,265,650)
      Class C                                                                                 (5,839,740)              (8,899,510)
      Class R                                                                                   (752,194)                 (94,701)
      Institutional Class                                                                     (6,429,434)              (3,704,109)
                                                                                            ------------             ------------
                                                                                             (59,827,472)             (71,557,213)
                                                                                            ------------             ------------
Increase in net assets derived from capital share transactions                                26,612,919               14,112,424
                                                                                            ------------             ------------
NET INCREASE IN NET ASSETS                                                                    14,276,325              110,101,980

NET ASSETS:
   Beginning of period                                                                       431,037,661              320,935,681
                                                                                            ------------             ------------
   End of period (there is no undistributed net investment income at each period end)       $445,313,986             $431,037,661
                                                                                            ============             ============


See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Small Cap Value Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            5/31/04(1)  11/30/03     11/30/02    11/30/01    11/30/00    11/30/99
                                                           (Unaudited)


NET ASSET VALUE, BEGINNING OF PERIOD                          $35.220    $27.120      $29.350     $25.980     $24.680      $25.480

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.090)    (0.136)      (0.060)      0.059       0.091        0.098
Net realized and unrealized gain (loss) on investments          1.464      9.079        0.574       4.429       1.594       (0.735)
                                                              -------    -------      -------     -------     -------      -------
Total from investment operations                                1.374      8.943        0.514       4.488       1.685       (0.637)
                                                              -------    -------      -------     -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                         --         --           --      (0.026)     (0.080)      (0.163)
In excess of net investment income                                 --         --           --      (0.045)         --           --
From net realized gain on investments                          (2.354)    (0.843)      (2.744)     (1.047)     (0.305)          --
                                                              -------    -------      -------     -------     -------      -------
Total dividends and distributions                              (2.354)    (0.843)      (2.744)     (1.118)     (0.385)      (0.163)
                                                              -------    -------      -------     -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $34.240    $35.220      $27.120     $29.350     $25.980      $24.680
                                                              =======    =======      =======     =======     =======      =======

TOTAL RETURN(3)                                                 4.10%     34.17%        1.60%      17.66%       7.04%       (2.51%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $246,390   $240,322     $180,696    $182,925    $151,044     $209,886
Ratio of expenses to average net assets                         1.57%      1.63%        1.63%       1.58%       1.68%        1.60%
Ratio of net investment income (loss) to average net assets    (0.52%)    (0.47%)      (0.21%)      0.21%       0.37%        0.38%
Portfolio turnover                                                48%        42%          47%         72%         56%          37%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Small Cap Value Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                               Year Ended
                                                         5/31/04(1)    11/30/03    11/30/02     11/30/01    11/30/00     11/30/99
                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                       $33.820     $26.260      $28.680     $25.520      $24.340     $25.140

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                      (0.204)     (0.327)      (0.252)     (0.138)      (0.079)     (0.081)
Net realized and unrealized gain (loss) on investments       1.408       8.730        0.576       4.345        1.564      (0.719)
                                                           -------     -------      -------     -------      -------     -------
Total from investment operations                             1.204       8.403        0.324       4.207        1.485      (0.800)
                                                           -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                       (2.354)     (0.843)      (2.744)     (1.047)      (0.305)         --
                                                           -------     -------      -------     -------      -------     -------
Total dividends and distributions                           (2.354)     (0.843)      (2.744)     (1.047)      (0.305)         --
                                                           -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                             $32.670     $33.820      $26.260     $28.680      $25.520     $24.340
                                                           =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                              3.75%      33.21%        0.91%      16.83%        6.27%      (3.18%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                   $104,601    $107,136      $86,641     $83,648      $58,156     $76,894
Ratio of expenses to average net assets                      2.27%       2.33%        2.33%       2.28%        2.38%       2.30%
Ratio of net investment loss to average net assets          (1.22%)     (1.17%)      (0.91%)     (0.49%)      (0.33%)     (0.32%)
Portfolio turnover                                             48%         42%          47%         72%          56%         37%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Small Cap Value Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                           Ended                              Year Ended
                                                         5/31/04(1)   11/30/03    11/30/02     11/30/01    11/30/00    11/30/99
                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                      $33.810     $26.250      $28.670     $25.510      $24.320     $25.120

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                     (0.204)     (0.326)      (0.251)     (0.135)      (0.079)     (0.081)
Net realized and unrealized gain (loss) on investments      1.408       8.729        0.575       4.342        1.574      (0.719)
                                                          -------     -------      -------     -------      -------     -------
Total from investment operations                            1.204       8.403        0.324       4.207        1.495      (0.800)
                                                          -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                      (2.354)     (0.843)      (2.744)     (1.047)      (0.305)         --
                                                          -------     -------      -------     -------      -------     -------
Total dividends and distributions                          (2.354)     (0.843)      (2.744)     (1.047)      (0.305)         --
                                                          -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                            $32.660     $33.810      $26.250     $28.670      $25.510     $24.320
                                                          =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                             3.75%      33.22%        0.91%      16.88%        6.27%      (3.19%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                   $55,907     $48,453      $34,140     $31,823      $20,822     $25,818
Ratio of expenses to average net assets                     2.27%       2.33%        2.33%       2.28%        2.38%       2.30%
Ratio of net investment loss to average net assets         (1.22%)     (1.17%)      (0.91%)     (0.49%)      (0.33%)     (0.32%)
Portfolio turnover                                            48%         42%          47%         72%          56%         37%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
--------------------------------------------------------------------------------
                                          Delaware Small Cap Value Fund Class R
--------------------------------------------------------------------------------
                                                    Six Months      6/2/03(1)
                                                      Ended            to
                                                    5/31/04(2)      11/30/03
                                                   (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                 $35.190          $29.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                (0.142)          (0.160)
Net realized and unrealized gain on investments        1.466            6.350
                                                     -------          -------
Total from investment operations                       1.324            6.190
                                                     -------          -------

LESS DIVIDENDS AND DISTRIBUTIONS:
From net realized gain on investments                 (2.354)              --
                                                     -------          -------
Total dividends and distributions                     (2.354)              --
                                                     -------          -------

NET ASSET VALUE, END OF PERIOD                       $34.160          $35.190
                                                     =======          =======

TOTAL RETURN(4)                                        3.96%           21.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)               $3,118           $1,740
Ratio of expenses to average net assets                1.87%            1.97%
Ratio of net investment loss to average net assets    (0.82%)          (0.97%)
Portfolio turnover                                       48%              42%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Small Cap Value Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            5/31/04(1)   11/30/03     11/30/02    11/30/01     11/30/00    11/30/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $35.700     $27.400      $29.540     $26.130      $24.830     $25.640

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)                                (0.038)     (0.050)       0.026       0.144        0.165       0.174
Net realized and unrealized gain (loss) on investments          1.492       9.193        0.578       4.458        1.600      (0.741)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                1.454       9.143        0.604       4.602        1.765      (0.567)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --          --           --      (0.100)      (0.160)     (0.243)
In excess of net investment income                                 --          --           --      (0.045)          --          --
Net realized gain on investments                               (2.354)     (0.843)      (2.744)     (1.047)      (0.305)         --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (2.354)     (0.843)      (2.744)     (1.192)      (0.465)     (0.243)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $34.800     $35.700      $27.400     $29.540      $26.130     $24.830
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 4.28%      34.57%        1.88%      18.09%        7.35%      (2.23%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $35,298     $33,387      $19,459     $18,224      $10,992     $10,936
Ratio of expenses to average net assets                         1.27%       1.33%        1.33%       1.28%        1.38%       1.30%
Ratio of net investment income (loss) to average net assets    (0.22%)     (0.17%)       0.09%       0.51%        0.67%       0.68%
Portfolio turnover                                                48%         42%          47%         72%          56%         37%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                             DELAWARE SMALL CAP VALUE FUND
   TO FINANCIAL STATEMENTS                        May 31, 2004 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Small-Cap Contrarian Fund, Delaware Small Cap Value Fund, and Delaware Dividend Income Fund (formerly Delaware Retirement Income Fund). These financial statements and the related notes pertain to Delaware Small Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The investment objective of the Fund is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,645 for the six months ended May 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended May 31, 2004 were approximately $206. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

     Investment management fee payable to DMC             $276,759

     Dividend disbursing, transfer agent,
        accounting and administration fees and
        other expenses payable to DSC                       63,506

     Other expenses payable to DMC and affiliates*          65,370

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $13,610.

For the six months ended May 31, 2004, DDLP earned $44,847 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

NOTES                                             DELAWARE SMALL CAP VALUE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $103,657,554 and sales of $107,796,889 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $352,602,626. At May 31, 2004, the net unrealized appreciation was $94,179,755 of which $102,226,970 related to unrealized appreciation of investments and $8,047,215 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the period ended May 31, 2004 and year ended November 30, 2003, were as follows:

                                                  Six Months         Year
                                                    Ended           Ended
                                                   5/31/04*        11/30/03
                                                 -----------     ------------
Ordinary income                                  $ 2,197,734     $         --
Long-term capital gain                            27,030,886       10,097,416

*Tax information for the period ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                    $313,562,924
Undistributed ordinary income                       9,282,168
Undistributed long-term capital gain               28,289,139
Unrealized appreciation of investments             94,179,755
                                                 ------------
Net assets                                       $445,313,986
                                                 ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income               $1,701,303
Accumulated realized gain (loss)                  (1,701,303)

5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                    Six Months        Year
                                                      Ended           Ended
                                                     5/31/04         11/30/03
Shares sold:
Class A                                              885,621        1,317,213
Class B                                              230,092          516,373
Class C                                              355,871          421,216
Class R                                               59,836           52,297
Institutional Class                                  198,652          327,466

Shares issued upon reinvestment of dividends and distributions:
Class A                                              455,638          208,595
Class B                                              209,774          103,918
Class C                                               99,985           41,901
Class R                                                3,923               --
Institutional Class                                   65,219           23,322
                                                 -----------     ------------
                                                   2,564,611        3,012,301
                                                 -----------     ------------
Shares repurchased:
Class A                                             (968,769)      (1,365,058)
Class B                                             (405,725)        (752,492)
Class C                                             (177,036)        (330,789)
Class R                                              (21,947)          (2,834)
Institutional Class                                 (184,573)        (125,861)
                                                 -----------     ------------
                                                  (1,758,050)      (2,577,034)
                                                 -----------     ------------
Net increase                                         806,561          435,267
                                                 ===========     ============

For the six months ended May 31, 2004, and the year ended November 30, 2003, 47,180 Class B shares were converted to 45,164 Class A shares valued at $1,581,168 and 76,322 Class B shares were converted to 73,585 Class A shares valued at $2,135,097, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2004, or at any time during the period.

NOTES                                             DELAWARE SMALL CAP VALUE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At May 31, 2004, the market value of securities on loan was $94,935,609, for which cash collateral was received and investment in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small-sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Diversified Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Diversified Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
                                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
                                                Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
President                                       Philadelphia, PA                              2005 Market Street
Franklin & Marshall College                                                                   Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                              FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                              800 523-1918
Managing Director
Anthony Knerr & Associates                                                                    FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                  INSTITUTIONS REPRESENTATIVES ONLY
                                                                                              800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                         WEB SITE
National Gallery of Art                                                                       www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------


(8775)                                                        Printed in the USA
SA-021 [5/04] IVES 7/04                                                    J9719

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

         (a)  (1) Code of Ethics

                  Not applicable.

              (2) Certifications of Principal Executive Officer and Principal
                  Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

              (3) Written solicitations to purchase securities pursuant to Rule
                  23c-1 under the Securities Exchange Act of 1934.

                  Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V


         Jude T. Driscoll
---------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    July 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    July 30, 2004


         Joseph H. Hastings
---------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    July 30, 2004